Share-Based Compensation - Schedule of Allocation of Share-Based Compensation Expense (Details) - Share-Based Payment Arrangement [Member] - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenue	$ 223,942
General & administrative expenses	10,181
Research & development expenses	559,855
Sales and marketing expenses	1,119,714
Total share-based compensation expenses	$ 1,913,692